9. Deposits	12 Months Ended
Dec. 31, 2019
Maturities of Time Deposits [Abstract]
Note 9. Deposits

The following is a maturity distribution of time deposits at December 31, 2019:

2020	$55,256,906
2021	31,341,156
2022	12,249,473
2023	7,319,609
2024	10,031,175
Total CDs	$116,198,319

Total deposits in excess of the FDIC insurance level amounted to $178,997,035 as of December 31, 2019.